Fair Value Measurements (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 271,965,145	$ 254,691,972
Redemption notice period	10 days	10 days
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 143,496,910	$ 139,924,015
Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	87,819,771	77,209,844
Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,667,019	10,570,465
Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	44,010,120	52,143,706
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	143,496,910	139,924,015
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	87,819,771	77,209,844
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,667,019	10,570,465
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	44,010,120	52,143,706
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	128,468,235	114,767,957
Fair Value Measured at Net Asset Value | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 128,468,235	$ 114,767,957